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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ] Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BP Capital Management, L.P.
Address: 260 Preston Commons West
         8117 Preston Road
         Dallas, Texas 75225

Form 13F File Number: 28-10378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert L. Stillwell
Title: Managing Director
Phone: (214) 265-4165

Signature, Place, and Date of Signing:


/s/ Robert L. Stillwell                   Dallas, TX    May 16, 2011
-------------------------------------   -------------   ------------
(Signature)                             (City, State)      (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1
Form 13F Information Table Entry Total:      22
Form 13F Information Table Value Total: 358,856 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-12876               TBP Investments Management, LLC

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                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ------------- --------- -------- ------------------ ---------- -------- -------------------
                                                                                                       VOTING AUTHORITY
                                TITLE OF               VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  -------------------
       NAME OF ISSUER            CLASS       CUSIP    (X1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE   SHARED  NONE
---------------------------- ------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
A123 SYS INC                 COM           03739T108   2,955    465,300  SH  N/A   DEFINED      1      0    465,300   0
ABB LTD                      SPONSORED ADR 000375204   2,700    111,600  SH  N/A   DEFINED      1      0    111,600   0
APACHE CORP                  COM           037411105  20,109    153,600  SH  N/A   DEFINED      1      0    153,600   0
APPROACH RESOURCES INC       COM           03834A103   3,434    102,300  SH  N/A   DEFINED      1      0    102,300   0
BP PLC                       SPONSORED ADR 055622104  26,677    604,373  SH  N/A   DEFINED      1      0    604,373   0
CANADIAN NAT RES LTD         COM           136385101  14,607    295,500  SH  N/A   DEFINED      1      0    295,500   0
CHESAPEAKE ENERGY CORP       COM           165167107  29,610    883,348  SH  N/A   DEFINED      1      0    883,348   0
DAWSON GEOPHYSICAL CO        COM           239359102  11,507    262,227  SH  N/A   DEFINED      1      0    262,227   0
DEVON ENERGY CORP NEW        COM           25179M103  13,620    148,413  SH  N/A   DEFINED      1      0    148,413   0
EOG RES INC                  COM           26875P101  23,572    198,900  SH  N/A   DEFINED      1      0    198,900   0
GASTAR EXPL LTD              COM NEW       367299203   6,023  1,239,200  SH  N/A   DEFINED      1      0  1,239,200   0
HALLIBURTON CO               COM           406216101  13,419    269,242  SH  N/A   DEFINED      1      0    269,242   0
MCMORAN EXPLORATION CO       COM           582411104  20,750  1,171,660  SH  N/A   DEFINED      1      0  1,171,660   0
MURPHY OIL CORP              COM           626717102  13,685    186,400  SH  N/A   DEFINED      1      0    186,400   0
NATIONAL OILWELL VARCO INC   COM           637071101  13,317    168,000  SH  N/A   DEFINED      1      0    168,000   0
NOBLE CORPORATION BAAR       NAMEN -AKT    H5833N103  31,674    694,300  SH  N/A   DEFINED      1      0    694,300   0
OCCIDENTAL PETE CORP DEL     COM           674599105  12,871    123,183  SH  N/A   DEFINED      1      0    123,183   0
OCEANEERING INTL INC         COM           675232102  13,552    151,508  SH  N/A   DEFINED      1      0    151,508   0
PLAINS EXPL & PRODTN CO      COM           726505100  21,890    604,202  SH  N/A   DEFINED      1      0    604,202   0
SANDRIDGE ENERGY INC         COM           80007P307  24,783  1,936,151  SH  N/A   DEFINED      1      0  1,936,151   0
SUNCOR ENERGY INC NEW        COM           867224107  16,058    358,119  SH  N/A   DEFINED      1      0    358,119   0
WEATHERFORD INTERNATIONAL LT REG SHS       H27013103  22,043    975,340  SH  N/A   DEFINED      1      0    975,340   0